Ordinary dividends (Detail) - £ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interim period amount [member]
Disclosure of Dividends [line items]
Dividends declared (pound per share)	£ 15.0	£ 15.0
Previous period final amount [member]
Disclosure of Dividends [line items]
Dividends declared (pound per share)	£ 24.4